DERIVATIVE INSTRUMENTS - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE INSTRUMENTS
Net deferred gain (loss) associated with cash flow hedges	$ (2,164)	$ 175
Outstanding forward and options collar contracts	60,000	105,000
Outstanding forward contracts	$ 0	$ 6,500